Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 76,845	Taxes	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises c/o Sonatrach	Algeria, Groupement Berkine	Yes	fiscal selling prices
#: 2
	23,361	Taxes	Algeria		Sonatrach	Algeria, Groupement Berkine
#: 3
	15,200	Bonuses	Algeria		Sonatrach	Algeria, Groupement Berkine
#: 4
	2,272	Bonuses	Algeria		Sonatrach	Algeria, Organisation Orhoud
#: 5
	20,342	Taxes	Algeria			Algeria, Timimoun
#: 6
	980	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Timimoun
#: 7
	172,065	Taxes	Algeria			Algeria, Tin Fouye Tabankort II
#: 8
	563	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Tin Fouye Tabankort II
#: 9
	15,545	Bonuses	Algeria		Sonatrach	Algeria, Tin Fouye Tabankort II
#: 10
	367	Fees	Algeria		Direction Generale des Impots, Direction des Grandes Entreprises	Algeria, Tin Fouye Tabankort Sud
#: 11
	99,684	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 0
#: 12
	609	Fees	Angola			Angola, Block 0
#: 13
	180	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 16
#: 14
	231	Fees	Angola			Angola, Block 16
#: 15
	416,343	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 17
#: 16
	5,279	Fees	Angola			Angola, Block 17
#: 17
	2,000	Bonuses	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17
#: 18
	794	Infrastructure	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17
#: 19
	1,288,226	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17	Yes	weighted average fiscal price of the year
#: 20
	1,929	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 17/06
#: 21
	85	Fees	Angola			Angola, Block 17/06
#: 22
	7,330	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 17/06	Yes	weighted average fiscal price of the year
#: 23
	3,795	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 20/11
#: 24
	99	Fees	Angola			Angola, Block 20/11
#: 25
	10	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 29
#: 26
	279	Fees	Angola			Angola, Block 29
#: 27
	114,836	Taxes	Angola		Caixa do Tesouro Nacional	Angola, Block 32
#: 28
	1,814	Fees	Angola			Angola, Block 32
#: 29
	1,941	Infrastructure	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 32
#: 30
	49,233	Prod. Entitlements	Angola		ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis	Angola, Block 32	Yes	weighted average fiscal price of the year
#: 31
	58	Fees	Argentina			Argentina, Malvinas Ocidental - Block 123
#: 32
	39,418	Taxes	Argentina		Provincia del Neuquen	Argentina, Neuquen
#: 33
	781	Fees	Argentina		Provincia del Neuquen	Argentina, Neuquen
#: 34
	747	Fees	Argentina			Argentina, Santa Cruz
#: 35
	40,528	Taxes	Argentina		Secretaria de Energia, Republica Argentina	Argentina, Tierra del Fuego
#: 36
	12,883	Taxes	Argentina		Provincia de Tierra del Fuego	Argentina, Tierra del Fuego
#: 37
	7,267	Fees	Argentina			Argentina, Tierra del Fuego
#: 38
	88,798	Taxes	Argentina		Administracion Federal de Ingresos Publicos	Argentina, (other)
#: 39
	42,710	Taxes	Australia		Queensland Government, Queensland Revenue Office	Australia, GLNG
#: 40
	3,155	Fees	Australia		Queensland Government	Australia, GLNG
#: 41
	94,812	Taxes	Australia		Australian Taxation Office	Australia, Ichthys LNG
#: 42
	34,900	Prod. Entitlements	Azerbaijan		State Oil Company of the Azerbaijan Republic	Azerbaijan, Absheron	Yes	fixed contractual price for gas and contractual net-back price for condensates
#: 43
	7,367	Taxes	Bolivia			Bolivia, Aquio
#: 44
	158	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Aquio
#: 45
	60,491	Taxes	Bolivia			Bolivia, Ipati
#: 46
	250	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Ipati
#: 47
	219	Infrastructure	Bolivia		Fundesoc c/o Indigeneous Communities	Bolivia, Ipati
#: 48
	4,259	Taxes	Bolivia			Bolivia, Itau
#: 49
	136	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, Itau
#: 50
	9,365	Taxes	Bolivia			Bolivia, San Alberto
#: 51
	35	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Alberto
#: 52
	2,944	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Alberto	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 53
	13,368	Taxes	Bolivia			Bolivia, San Antonio
#: 54
	69	Fees	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Antonio
#: 55
	1,834	Prod. Entitlements	Bolivia		Yacimientos Petroliferos Fiscales Bolivianos (YPFB)	Bolivia, San Antonio	Yes	fixed regulated price for condensates and on a net-back regulated price for gas
#: 56
	23	Fees	Brazil			Brazil, Atapu
#: 57
	54,859	Taxes	Brazil		Receita Federal	Brazil, Atapu ToR Surplus
#: 58
	56,300	Bonuses	Brazil		Petrobras	Brazil, Atapu ToR Surplus
#: 59
	6,938	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Atapu ToR Surplus	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 60
	48	Fees	Brazil			Brazil, Barreirinhas
#: 61
	18	Fees	Brazil			Brazil, BM-S-54
#: 62
	617	Fees	Brazil			Brazil, C-M-541
#: 63
	89,327	Taxes	Brazil		Receita Federal	Brazil, Iara
#: 64
	2,284	Fees	Brazil			Brazil, Iara
#: 65
	42,660	Taxes	Brazil		Receita Federal	Brazil, Lapa
#: 66
	386	Fees	Brazil			Brazil, Lapa
#: 67
	345,555	Taxes	Brazil		Receita Federal	Brazil, Libra
#: 68
	1,451	Fees	Brazil			Brazil, Libra
#: 69
	467,196	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Libra	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 70
	85,486	Taxes	Brazil		Receita Federal	Brazil, Sepia ToR Surplus
#: 71
	861	Fees	Brazil			Brazil, Sepia ToR Surplus
#: 72
	94,872	Bonuses	Brazil		Petrobras	Brazil, Sepia ToR Surplus
#: 73
	116,513	Prod. Entitlements	Brazil		Pre-sal Petroleo (PPSA)	Brazil, Sepia ToR Surplus	Yes	fiscal reference price determined by ANP (Agencia National de Petroleo)
#: 74
	33	Fees	Brazil			Brazil, S-M-1711
#: 75
	33	Fees	Brazil			Brazil, S-M-1815
#: 76
	235,322	Taxes	Brazil		Receita Federal	Brazil, Other
#: 77
	12,510	Fees	Brazil		Agencia National de Petroleo, Gas Natural e Biocombustiveis	Brazil, Other
#: 78
	1,957	Fees	Cambodia		Ministry of Mines and Energy	Cambodia, OCA - Zone 3
#: 79
	4,500	Bonuses	Cambodia		Ministry of Mines and Energy	Cambodia, OCA - Zone 3
#: 80
	11,396	Taxes	China		Etoke Tax Bureau	China, Sulige
#: 81
	16,715	Taxes	China		Etoke Tax Bureau	China, Sulige	Yes
#: 82
	151	Taxes	China		Guangzhou Offshore Oil Tax Bureau	China, Sulige
#: 83
	10,098	Taxes	China		Tianjin Offshore Oil Tax Bureau	China, Sulige
#: 84
	67,205	Prod. Entitlements	China		China National Petroleum Company	China, Sulige	Yes
#: 85
	565	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 2
#: 86
	847	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 3
#: 87
	171	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 6
#: 88
	180	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 7
#: 89
	176	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 8
#: 90
	610	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 9
#: 91
	248	Fees	Cyprus		Ministry of Energy, Commerce, Industry and Tourism	Cyprus, Block 11
#: 92
	346	Fees	Denmark		Arbejdstilsynet	Denmark, Sole Concession Area
#: 93
	300	Fees	Denmark		Energistyrelsen	Denmark, Sole Concession Area
#: 94
	4,738	Fees	Denmark		Dansk Teknisk Universitet	Denmark, Sole Concession Area
#: 95
	45,395	Taxes	Denmark		Skat	Denmark, Sole Concession Area
#: 96
	1,432	Infrastructure	France		Alyse Guyane	France, Guyane Maritime
#: 97
	16,146	Taxes	Gabon		Rpublique du Gabon	Gabon, Baudroie-Mrou CEPP	Yes	official selling price and applying the fiscal terms of the profit sharing agreements
#: 98
	6,163	Taxes	Gabon		Trsor Public Gabonais	Gabon, Baudroie-Mrou CEPP
#: 99
	932	Fees	Gabon		Trsor Public Gabonais	Gabon, Baudroie-Mrou CEPP
#: 100
	3,600	Taxes	Gabon		Trsor Public Gabonais	Gabon, Concessions (primtre Convention d'Etablissement)
#: 101
	2,397	Fees	Gabon		Trsor Public Gabonais	Gabon, Concessions (primtre Convention d'Etablissement)
#: 102
	51	Infrastructure	Gabon		Trsor Public Gabonais		Yes
#: 103
	5,974	Infrastructure	Gabon		Rpublique du Gabon
#: 104
	751	Infrastructure	Gabon		Ville de Libreville
#: 105
	6,445	Infrastructure	Gabon		Ville de Port-Gentil
#: 106
	61	Infrastructure	Gabon		Miscellaneous PID beneficiaries
#: 107
	22,606	Taxes	Gabon		Trsor Public Gabonais	Gabon, Concession Anguille
#: 108
	14,401	Taxes	Gabon		Trsor Public Gabonais	Gabon, Concession Torpille
#: 109
	105,001	Dividends	Gabon		Rpublique du Gabon	Gabon, other
#: 110
	456	Fees	Guyana		Guyana Geology and Mines Commission	Guyana, Block S4
#: 111
	6,000	Bonuses	Guyana		Ministry of Natural Resources	Guyana, Canje
#: 112
	51	Fees	Guyana		Guyana Geology and Mines Commission	Guyana, Block S4
#: 113
	2,157	Taxes	Indonesia		Directorate General of Taxation, Ministry of Finance	Indonesia, Sebuku PSC
#: 114
	1,951	Prod. Entitlements	Indonesia		Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)	Indonesia, Sebuku PSC	Yes	net-back price
#: 115
	207	Taxes	Indonesia		Directorate General of Taxation, Ministry of Finance	Indonesia, Tengah PSC
#: 116
	2,600	Prod. Entitlements	Indonesia		Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)	Indonesia, Tengah PSC	Yes	net-back price
#: 117
	39,065	Taxes	Iraq		Iraqi General Commision for Tax-Corporate Division, via Iraqi Ministery of Oil	Iraq, GGIP	Yes	official prices
#: 118
	162,552	Royalties	Iraq		Iraqi General Commision for Tax-Corporate Division, via Iraqi Ministery of Oil	Iraq, GGIP	Yes	official prices
#: 119
	15,572	Taxes	Iraq		Ministry of Finance, General Commission of Taxation	Iraq, Halfaya	Yes	official prices
#: 120
	45,637	Taxes	Italy	snj:IT-77	Regione Basilicata	Italy, Gorgoglione Unified License
#: 121
	15,026	Fees	Italy	snj:IT-77	Regione Basilicata	Italy, Gorgoglione Unified License
#: 122
	33,807	Taxes	Italy		Agenzia delle Entrate	Italy, Gorgoglione Unified License
#: 123
	4,274	Taxes	Italy	snj:IT-PZ	Comune Corleto Perticara	Italy, Gorgoglione Unified License
#: 124
	216	Fees	Italy	snj:IT-PZ	Comune Corleto Perticara	Italy, Gorgoglione Unified License
#: 125
	658	Taxes	Italy	snj:IT-MT	Comune Gorgoglione	Italy, Gorgoglione Unified License
#: 126
	4	Fees	Italy	snj:IT-MT	Comune Gorgoglione	Italy, Gorgoglione Unified License
#: 127
	426	Fees	Italy		Ministero dell'Economia e delle Finanze	Italy, Gorgoglione Unified License
#: 128
	14,089	Taxes	Italy		Tesoreria dello Stato	Italy, Gorgoglione Unified License
#: 129
	111,628	Taxes	Kazakhstan		Ministry of Finance	Kazakhstan, Kashagan
#: 130
	1,943	Infrastructure	Kazakhstan	snj:KZ-ATY	Atyrau region c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 131
	1,011	Infrastructure	Kazakhstan	snj:KZ-MAN	Mangistau region c/o North Caspian Operating Company b.v.	Kazakhstan, Kashagan
#: 132
	29,391	Prod. Entitlements	Kazakhstan		Ministry of Energy	Kazakhstan, Kashagan	Yes	average net-back prices
#: 133
	107	Fees	Lebanon		Lebanese Petroleum Administration (LPA)	Lebanon, Block 9
#: 134
	94,304	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 135
	4,033	Fees	Libya		National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)
#: 136
	116,099	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 15, 16 & 32 (Al Jurf)	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 137
	19,030	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 70 & 87	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 138
	58,218	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 70 & 87	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 139
	335,770	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 129 & 130	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 140
	4,425	Fees	Libya		National Oil Corporation	Libya, Areas 129 & 130
#: 141
	1,014,809	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 129 & 130	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 142
	110,237	Taxes	Libya		Ministry of Finance c/o National Oil Corporation	Libya, Areas 130 & 131	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 143
	1,447	Fees	Libya		National Oil Corporation	Libya, Areas 130 & 131
#: 144
	416,705	Prod. Entitlements	Libya		National Oil Corporation	Libya, Areas 130 & 131	Yes	official selling prices and applying the fiscal terms of the profit sharing agreements
#: 145
	1,680,727	Taxes	Libya		Ministry of Oil and Gas	Libya, Waha
#: 146
	81	Fees	Libya		Ministry of Oil and Gas	Libya, Waha
#: 147
	51,054	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SB3K Project [Member]
#: 148
	14,307	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SB409 Project [Member]
#: 149
	1	Taxes	country:MA			Malaysia, SB412 Project [Member]
#: 150
	38	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SK302a Project [Member]
#: 151
	72	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SK303a Project [Member]
#: 152
	5,180	Taxes	country:MA			Malaysia, SK310 Project
#: 153
	6	Royalties	country:MA		Petronas	Malaysia, SK310 Project
#: 154
	5,151	Royalties	country:MA		Petronas	Malaysia, SK310 Project	Yes	average contractual price and applying the contractual terms for the royalties
#: 155
	175	Fees	country:MA		Petronas	Malaysia, SK310 Project
#: 156
	13,263	Prod. Entitlements	country:MA		Petronas	Malaysia, SK310 Project	Yes	average contractual price and applying the contractual terms for production entitlements
#: 157
	3,886	Taxes	country:MA		Sarawak State Treasury Department [Member]	Malaysia, SK310 & SK408 Project [Member]
#: 158
	63,135	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SK313 Project [Member]
#: 159
	69	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SK328 Project [Member]
#: 160
	83,020	Taxes	country:MA			Malaysia, SK408 Project
#: 161
	66	Royalties	country:MA		Petronas	Malaysia, SK408 Project
#: 162
	47,590	Royalties	country:MA		Petronas	Malaysia, SK408 Project	Yes	average contractual price and applying the contractual terms for the Royalties
#: 163
	1,697	Fees	country:MA		Petronas	Malaysia, SK408 Project
#: 164
	282,903	Bonuses	country:MA		Petronas Carigali Sdn Bhd [Member]	Malaysia, SK408 Project
#: 165
	124,463	Prod. Entitlements	country:MA		Petronas	Malaysia, SK408 Project	Yes	average contractual price and applying the contractual terms for production entitlements.
#: 166
	15	Taxes	country:MA			Malaysia (non-attributable) Project
#: 167
	301	Taxes	country:ME		Servicio de Administracion Tributaria	Mexico, AS-CS-06 (B33)
#: 168
	413	Fees	country:ME		Fondo Mexicano del Petroleo	Mexico, AS-CS-06 (B33)
#: 169
	125	Taxes	country:ME		Servicio de Administracion Tributaria	Mexico, Block 15
#: 170
	229	Fees	country:ME		Fondo Mexicano del Petroleo	Mexico, Block 15
#: 171
	530	Fees	country:MO		Instituto Nacional de Petroleo	Mozambique, Area 1 Golfino-Atum
#: 172
	3,180	Infrastructure	country:MO		Ministerio da Economia e Financas	Mozambique, Area 1 Golfino-Atum
#: 173
	100	Fees	Namibia		Petrofund	Namibia , PEL 56, Project [Member]
#: 174
	101	Fees	Namibia		Petrofund	Namibia , PEL 91, Project [Member]
#: 175
	799	Fees	country:NE		Belastingdienst Nederland	Netherlands, Offshore Blocks
#: 176
	147,949	Taxes	country:NE		Belastingdienst Nederland	Netherlands, other
#: 177
	32,653	Taxes	country:NI			Nigeria, OML58 (joint venture with NNPC, operated)
#: 178
	56,537	Taxes	country:NI			Nigeria, OML99 (joint venture with NNPC, operated)
#: 179
	10,724	Taxes	country:NI			Nigeria, OML100 (joint venture with NNPC, operated)
#: 180
	107,509	Taxes	country:NI			Nigeria, OML102 (joint venture with NNPC, operated)
#: 181
	4,451	Taxes	country:NI			Nigeria, OML118 (Bonga)
#: 182
	13,362	Taxes	country:NI		Federal Inland Revenue Service c/o Nigerian National Petroleum Corporation	Nigeria, OML118 (Bonga)	Yes	average entitlement price and applying the fiscal terms of the profit sharing agreements
#: 183
	43,401	Taxes	country:NI		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML118 (Bonga)	Yes	average entitlement price and applying the fiscal terms of the profit sharing agreements
#: 184
	35,984	Fees	country:NI			Nigeria, OML118 (Bonga)
#: 185
	71	Fees	country:NI		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML118 (Bonga)	Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 186
	7,059	Infrastructure	country:NI		Niger Delta Development Commission	Nigeria, OML118 (Bonga)
#: 187
	81,388	Prod. Entitlements	country:NI		Nigerian National Petroleum Corporation	Nigeria, OML118 (Bonga)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 188
	1,505	Taxes	country:NI			Nigeria, OML138 (Usan)
#: 189
	16,807	Taxes	country:NI		Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd	Nigeria, OML138 (Usan)	Yes	average entitlement price and applying the terms of the profit sharing agreements
#: 190
	3,706	Fees	country:NI			Nigeria, OML138 (Usan)
#: 191
	10	Fees	country:NI			Nigeria, OML138 (Usan)	Yes	average entitlement price of the period of barrels allocation and applying the terms of the profits sharing agreements
#: 192
	4,883	Infrastructure	country:NI		Niger Delta Development Commission	Nigeria, OML138 (Usan)
#: 193
	11,179	Prod. Entitlements	country:NI		Nigerian National Petroleum Corporation	Nigeria, OML138 (Usan)	Yes	average entitlement price and applying the terms of the profit sharing agreements.
#: 194
	246,643	Taxes	country:NI			Nigeria PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
#: 195
	1,824	Fees	country:NI			Nigeria PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
#: 196
	6,914	Infrastructure	country:NI		Niger Delta Development Commission	Nigeria PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
#: 197
	8,000	Bonuses	country:NI		Nigerian Upstream Petroleum Regulatory Commission	Nigeria, PPL 2000 and 2001 Project [Member]
#: 198
	3,262	Fees	country:NI			Nigeria, Joint ventures with NNPC, operated - other
#: 199
	13,783	Infrastructure	country:NI		Niger Delta Development Commission	Nigeria, Joint ventures with NNPC, operated - other
#: 200
	100,454	Taxes	country:NI			Nigeria, Joint ventures with NNPC, non operated - other
#: 201
	6,935	Fees	country:NI			Nigeria, Joint ventures with NNPC, non operated - other
#: 202
	8,097	Infrastructure	country:NI		Niger Delta Development Commission	Nigeria, Joint ventures with NNPC, non operated - other
#: 203
	284,634	Taxes	country:NI			Nigeria, other
#: 204
	3,955	Fees	country:NI		Federal Inland Revenue Service	Nigeria, other
#: 205
	8,335	Taxes	Norway		Norwegian Tax Administration	Norway, Asgard area
#: 206
	408	Fees	Norway		Norwegian Petroleum Directorate	Norway, Asgard area
#: 207
	28,410	Taxes	Norway		Norwegian Tax Administration	Norway, Ekofisk area
#: 208
	1,567	Fees	Norway		Norwegian Petroleum Directorate	Norway, Ekofisk area
#: 209
	115	Taxes	Norway		Norwegian Tax Administration	Norway, Johan Sverdrup
#: 210
	56	Fees	Norway		Norwegian Petroleum Directorate	Norway, Johan Sverdrup
#: 211
	14,517	Taxes	Norway		Norwegian Tax Administration	Norway, Oseberg area
#: 212
	676	Fees	Norway		Norwegian Petroleum Directorate	Norway, Oseberg area
#: 213
	(28)	Fees	Norway		Norwegian Petroleum Directorate	Norway, PL018C
#: 214
	12,691	Taxes	Norway		Norwegian Tax Administration	Norway, Snohvit area
#: 215
	52	Fees	Norway		Norwegian Petroleum Directorate	Norway, Snohvit area
#: 216
	2,044	Taxes	Norway		Norwegian Tax Administration	Norway, Troll area
#: 217
	118	Fees	Norway		Norwegian Petroleum Directorate	Norway, Troll area
#: 218
	3,368,392	Taxes	Norway		Norwegian Tax Administration	Norway, other
#: 219
	362,670	Taxes	Oman		Oman Ministry of Finance	Oman, Block 6
#: 220
	188	Fees	Papua New Guinea		Conservation & Environment Protection Authority	Papua New Guinea, PRL-15
#: 221
	75,274	Taxes	Qatar		Qatar Ministry of Finance	Qatar, Al Khalij
#: 222
	73,295	Taxes	Qatar		Qatar Ministry of Finance	Qatar, Dolphin	Yes	average price of production entitlements and as per the fiscal terms of the profit sharing agreements
#: 223
	669,320	Prod. Entitlements	Qatar		Qatar Energy	Qatar, Dolphin	Yes	average price of production entitlements
#: 224
	149	Fees	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Andromede (MTPS)
#: 225
	81	Fees	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Cassiopee (MTPS)
#: 226
	499	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone A	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 227
	673	Taxes	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone A
#: 228
	77,065	Fees	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone A
#: 229
	280	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone B	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 230
	100	Taxes	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone B
#: 231
	16	Fees	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone B
#: 232
	72,937	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 233
	208,392	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 234
	15,090	Fees	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Haute Mer - Zone D
#: 235
	1,488	Infrastructure	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Haute Mer - Zone D
#: 236
	5,882	Bonuses	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Nzombo
#: 237
	29	Fees	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Persee (MTPS)
#: 238
	22,574	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 239
	9,024	Taxes	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 240
	928	Fees	Republic of the Congo		Trsor Public	Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)
#: 241
	423	Taxes	Republic of the Congo		Socit Nationale des Ptroles Congolais	Republic of the Congo, Lianzi
#: 242
	339	Prod. Entitlements	Republic of the Congo		Socit Nationale des Ptroles Congolais	Republic of the Congo, Lianzi	Yes	official fiscal prices and applying the fiscal terms of the profit sharing agreements
#: 243
	131	Fees	Republic of the Congo		Ministere des hydrocarbures	Republic of the Congo, Marine XX
#: 244
	110	Fees	Republic of the Congo		Trsor Public	Republic of the Congo, Pegase Nord (ex MTPS)
#: 245
	1,060	Fees	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Alliance Francaise	So Tom and Principe, Block 1
#: 246
	666	Fees	Sao Tome and Principe		Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP	So Tom and Principe, Block 1
#: 247
	52	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 6
#: 248
	38	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 8
#: 249
	82	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 58
#: 250
	23	Fees	Suriname		Staatsolie-Various associations	Suriname, Block 64
#: 251
	312	Taxes	Thailand		Revenue Department	Thailand, Bongkot
#: 252
	3,601	Taxes	Thailand		Revenue Department	Thailand, G12/48
#: 253
	204	Taxes	Thailand		Department of Mineral Fuels, Ministry Of Energy	Thailand, G12/48
#: 254
	3,480	Fees	Uganda			Uganda, Block CA-1
#: 255
	573	Fees	Uganda			Uganda, Block CA-3A
#: 256
	365	Fees	Uganda			Uganda, Block LA-2
#: 257
	320,825	Taxes	United Arab Emirates			United Arab Emirates, ADNOC Gas Processing
#: 258
	2,344	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, ADNOC Gas Processing
#: 259
	4,078,479	Taxes	United Arab Emirates			United Arab Emirates, ADNOC Onshore
#: 260
	6,561	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, ADNOC Onshore
#: 261
	366,639	Taxes	United Arab Emirates			United Arab Emirates, Lower Zakum
#: 262
	553	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, Lower Zakum
#: 263
	835,598	Taxes	United Arab Emirates			United Arab Emirates, Umm Lulu & SARB
#: 264
	1,107	Fees	United Arab Emirates		Abu Dhabi Fiscal Authorities	United Arab Emirates, Umm Lulu & SARB
#: 265
	1,315,690	Taxes	United Arab Emirates			United Arab Emirates, Umm Shaif Nasr
#: 266
	2,214	Fees	United Arab Emirates		Abu Dhabi National Oil Company	United Arab Emirates, Umm Shaif Nasr
#: 267
	698	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Central Graben Area
#: 268
	142	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Culzean
#: 269
	1,690	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Eastern North Sea
#: 270
	1,438	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Greater Laggan Area
#: 271
	21	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Markham Area
#: 272
	3,407	Fees	United Kingdom		North Sea Transition Authority	United Kingdom, Northern North Sea
#: 273
	1,215,805	Taxes	United Kingdom		HM Revenue & Customs	United Kingdom, other
#: 274
	152	Fees	United Kingdom		Crown Estate	United Kingdom, other
#: 275
	50,170	Royalties	United States		Office of Natural Resources Revenue	United States, Anchor
#: 276
	34,036	Royalties	United States		Office of Natural Resources Revenue	United States, Ballymore
#: 277
	15,621	Royalties	United States		Office of Natural Resources Revenue	United States, Jack
#: 278
	27,064	Royalties	United States		Office of Natural Resources Revenue	United States, Tahiti
#: 279
	620	Fees	United States		Office of Natural Resources Revenue	United States, Other US offshore fields
#: 280
	696	Bonuses	United States		Office of Natural Resources Revenue	United States, Other US offshore fields
#: 281
	621	Taxes	United States	snj:US-TX	Johnson County Tax Assessor	United States, Barnett Shale
#: 282
	2,107	Taxes	United States	snj:US-TX	Tarrant County Tax Assessor	United States, Barnett Shale
#: 283
	9,598	Taxes	United States	snj:US-TX	Texas State Comptroller's Office	United States, Barnett Shale
#: 284
	3,213	Royalties	United States	snj:US-TX	City of Fort Worth	United States, Barnett Shale
#: 285
	20	Fees	United States	snj:US-TX	City of Fort Worth	United States, Barnett Shale
#: 286
	2,139	Royalties	United States	snj:US-TX	Dallas/Fort Worth International Airport Board	United States, Barnett Shale
#: 287
	1,971	Royalties	United States	snj:US-TX	City of Arlington	United States, Barnett Shale
#: 288
	15	Fees	United States	snj:US-TX	City of Arlington	United States, Barnett Shale
#: 289
	699	Royalties	United States	snj:US-TX	Tarrant Regional Water District	United States, Barnett Shale
#: 290
	5,001	Taxes	United States	snj:US-TX	State of Texas	United States, Constellation
#: 291
	2,057	Taxes	United States	snj:US-TX	State of Texas	United States, Dorado
#: 292
	578	Royalties	United States	snj:US-TX	State of Texas	United States, Barnett Shale
#: 293
	184	Royalties	United States	snj:US-TX	City of Richland Hills	United States, Barnett Shale
#: 294
	423	Royalties	United States	snj:US-TX	City of North Richland Hills	United States, Barnett Shale
#: 295
	361	Royalties	United States	snj:US-TX	Fort Worth Independent School District	United States, Barnett Shale
#: 296
	189	Royalties	United States	snj:US-TX	Burleson Independent School District	United States, Barnett Shale
#: 297
	607	Royalties	United States	snj:US-TX	Arlington Independent School District	United States, Barnett Shale
#: 298
	902	Royalties	United States	snj:US-TX	Birdville Independent School District	United States, Barnett Shale
#: 299
	225	Royalties	United States	snj:US-TX	Tarrant County College	United States, Barnett Shale
#: 300
	464	Royalties	United States	snj:US-TX	City of Grand Prairie	United States, Barnett Shale
#: 301
	121	Royalties	United States	snj:US-TX	Grand Prairie ISD	United States, Barnett Shale
#: 302
	153	Royalties	United States	snj:US-TX	Kennedale Independent School District	United States, Barnett Shale
#: 303
	133	Royalties	United States	snj:US-TX	Tarrant County AAAA	United States, Barnett Shale
#: 304
	207	Royalties	United States	snj:US-TX	City of Cleburne	United States, Barnett Shale
#: 305
	197	Royalties	United States	snj:US-TX	City of Burleson	United States, Barnett Shale
#: 306
	918	Royalties	United States	snj:US-TX	Mansfield Independent School District	United States, Barnett Shale
#: 307
	225	Royalties	United States	snj:US-TX	White Settlement Independent School District	United States, Barnett Shale
#: 308
	107	Royalties	United States	snj:US-TX	City of White Settlement	United States, Barnett Shale
#: 309
	$ 3,021	Fees	Yemen		Ministry of Oil & Minerals	Yemen, Block 70